Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	ING INVESTORS TRUST
Central Index Key	0000837276
Amendment Flag	false
Document Creation Date	Jan. 08, 2013
Document Effective Date	Jan. 08, 2013
Prospectus Date	Apr. 30, 2012